Changes in accounting policies and disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Changes in accounting policies and disclosures
Schedule of differences in classification and measurements categories under IAS 39 and the new measurement categories under IFRS 9

January 1, 2018
			Original carrying	New carrying
Financial assets	Classification under IAS 39	New classification under IFRS 9	amount under IAS 39	amount under IFRS 9
Cash and cash equivalents	Loans and receivable	Fair value through profit or loss	1,019,037	1,019,037
Financial investments	Assets held for trading	Fair value through profit or loss	206,547	206,547
Derivative financial instruments	Assets held for trading/Used for hedging	Fair value through profit or loss / Fair value through other comprehensive income	11,777	11,777
Trade accounts receivable	Loans and receivable	Fair value through profit or loss / Amortized cost	182,713	182,469
Related parties	Loans and receivable	Fair value through profit or loss / Amortized cost	738	738